Fair Value Measurements - Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability (Details) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability [Line Items]
Balance of fair value		$ 15,274,088
Change in fair value		(1,264,969)
Balance of fair value	$ 15,274,088	16,539,057
PIPE Subscription Agreement [Member]
Schedule of Fair Value of PIPE Subscription Agreements Derivative Liability [Line Items]
Balance of fair value	15,582,052	15,274,088
Change in fair value	(307,964)	1,264,969
Balance of fair value	$ 15,274,088	$ 16,539,057